INCOME TAXES (Details) (USD $)	Nov. 30, 2012	Nov. 30, 2011
Deferred tax assets:
Net operating loss carry forward	$ 979,343	$ 532,034
Total deferred tax assets	342,770	186,212
Less: valuation allowance	(342,770)	(186,212)
Net deferred tax assets